Unaudited Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax	RM (28,457,298)	$ (6,352,075)	RM (30,461,505)	$ (6,629,272)
Adjustments for:
Amortisation of intangible assets	9,538,229	2,129,069	13,126,820	2,856,762
Depreciation of property, plant and equipment	14,154,000	3,159,375	10,414,013	2,266,379
Depreciation of right-of-use asset	62,286	13,903	62,286	13,555
Impairment loss on goodwill	754,291	168,369
Impairment loss on deposit	4,000,000	892,857
Intangible assets written-off	290,004	64,733
Interest expense of lease liability	2,828	631	5,916	1,287
Interest income	(606,476)	(135,374)	(829,121)	(180,440)
Loss on disposal/ strike off of subsidiaries	159,008	35,493	305,818	66,555
Property, plant and equipment written-off	15,864	3,541
Reversal of impairment of trade receivables	(94,000)	(20,982)
Unrealised exchange loss	15,373	3,431	10,326	2,247
Waiver of debts granted/(received)	44,535	9,941	(175,283)	(38,146)
Operating loss before changes in working capital	(121,356)	(27,088)	(7,540,730)	(1,641,073)
Changes in working capital:
Inventories	(26,000,000)	(5,803,572)
Trade receivables, net	(48,710,000)	(10,872,769)	101,383,409	22,063,854
Other receivables, deposit and prepayments	4,984,053	1,112,511	(10,603,286)	(2,307,570)
Trade payables	46,600,000	10,401,786	(6,484,641)	(1,411,239)
Contract liability, Other payables and accruals	13,511,073	3,015,865	(3,502,914)	(762,332)
Cash (used in)/generated from operations	(9,736,230)	(2,173,267)	73,251,838	15,941,640
Interest received	606,476	135,374	829,121	180,440
Income tax paid	(20,609)	(4,600)	(24,300)	(5,288)
Net cash (used in)/generated from operating activities	(9,150,363)	(2,042,493)	74,056,659	16,116,792
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property, plant and equipment			(30,000,000)	(6,528,836)
Acquisition of subsidiaries, net of cash acquired	53,382	11,916
Maturity of deposit	2,511,402	560,581	1,180,439	256,896
Proceed from disposal of subsidiaries			(213,504)	(46,464)
Proceed from redemption of non-convertible redeemable preference shares by non-controlling interest of a subsidiary			(1,000)	(218)
Net cash generated from/ (used in) investing activities	2,564,784	572,497	(29,034,065)	(6,318,622)
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of lease liability	(66,000)	(14,732)	(66,000)	(14,363)
Repayment to holding company			(21,500,000)	(4,678,999)
Repayment to related companies			(27,900,000)	(6,071,817)
Net cash used in financing activities	(66,000)	(14,732)	(49,466,000)	(10,765,179)
Net decrease in cash and cash equivalents	(6,651,579)	(1,484,728)	(4,443,406)	(967,009)
Effect of exchange rate changes	(1,132,747)	(252,845)	3,070,107	668,141
Cash and cash equivalents (excluding deposits with a licensed bank) at beginning of the period	9,987,324	2,229,313	31,453,867	6,845,238
Cash and cash equivalents (excluding deposits with a licensed bank) at end of the period	2,202,998	$ 491,740	30,080,568	$ 6,546,370
Cash and cash equivalents comprised:
Cash and bank balances	2,202,998		30,080,568
Deposits with a licensed bank	20,862,498		23,549,306
Cash and cash equivalents comprised total	RM 23,065,496		RM 53,629,874